Goodwill and Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	¥ 849	¥ 2,162	¥ 2,285
Estimated amortization expense in 2016	921
Estimated amortization expense in 2017	867
Estimated amortization expense in 2018	779
Estimated amortization expense in 2019	315
Estimated amortization expense in 2020	¥ 220
Cost of Sales and Impairment Charge
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment losses on intangible assets		11,899
Semiconductor And Component Test System Business
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment losses on intangible assets		11,671
Mechatronics System Business
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment losses on intangible assets		¥ 228